PROPERTY AND EQUIPMENT, NET (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Sales, marketing and other operating expenses [Member] CNY	Dec. 31, 2013 Sales, marketing and other operating expenses [Member] CNY	Dec. 31, 2012 Sales, marketing and other operating expenses [Member] CNY	Dec. 31, 2014 General and administrative expenses [Member] CNY	Dec. 31, 2013 General and administrative expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense of property and equipment		36,679	36,711	44,916	27,731	27,063	34,526	8,948	9,648	10,390
Impairment losses of property and equipment	$ 1,592	9,877	6,984	7,649